UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
  --2011
Check here if Amendment [  ]; Amendment
Number:  ______ This Amendment
(Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager
Filing this Report:
Name: Bedlam Asset Management plc
Address: 20 Abchurch Lane, London,
EC4N 7BB, UK
Form 13F File Number:
28-____________
The institutional investment manager
 filing this report and the person by
whom it is signed hereby represent
that the person
signing the report is authorized to
submit it, that all information
contained herein is true, correct and
 complete, and that it is
understood that all required items,
statements, schedules, lists,
and tables, are considered integral
 parts of this form.
Person Signing this Report on Behalf
 of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________
London, U.K.  --20
[Signature]       [City, State]  [Date]
  Report Type (Check only one.):
[X ] 13F HOLDINGS REPORT.  (Check here
if all holdings of this
reporting manager are reported in this
 report.) [ ] 13F NOTICE.
(Check here if no holdings reported are
 in this report, and all
holdings are reported by other reporting

manager(s).)
[ ] 13F COMBINATION REPORT. (Check
here if a portion of the
holdings for this reporting manager
 are reported in this
report and a portion are reported
by other reporting manager(s).)
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers: __________0___________
Form 13F Information Table
 Entry Total: _________2____________
 Form 13F Information Table
 Value Total: _____ ____________
 (thousands)
List of Other Included
Managers:
Provide a numbered list
of the name(s) and Form 13F file
number(s) of all institutional
 investment managers with
respect to which this report
 is filed, other than the
 manager filing this report.
NONE
FORM 13F INFORMATION TABLE
  COLUMN 1  COLUMN 2
COLUMN 3  COLUMN 4
 COLUMN 5
COLUMN 6  COLUMN 7
 COLUMN 8
NAME OF ISSUER  TITLE
 OF CLASS  CUSIP  VALUE (x$1000)
 SHRS OR PRN AMT
 SH/ PRN  PUT/ CALL
 INVESTMENT
  DISCRETION  OTHER
  MANAGER  SOLE SHARED
  NONE
  VOTING AUTHORITY
AGCO CORP  COM
 001084 10 2  5,213  121,313  SH
 SOLE  121,313
AGNICO EAGLE MINES LTD  COM
008474 10 8  9,359
  257,668  SH  SOLE
  257,668
BRISTOL MYERS SQUIBB CO
COM  110122 10 8
12,360  350,739  SH  SOLE
  350,739
CELGENE CORP  COM  151020
10 4  15,095  223,305
 SH  SOLE  223,305
CHECKPOINT SYS INC  COM
 162825 10 3  13,125
249,819  SH  SOLE  249,819
 COTT CORP QUE  COM
  22163N 10 6  6,818  1,089,181
  SH  SOLE  1,089,181
DREAMWORKS ANIMATION
SKG INC  CL A  26153C 10 3
4,527  272,800  SH
SOLE  272,800
GOLDCORP INC NEW
COM  380956 40 9  11,383
 257,248  SH  SOLE
 257,248
KANSAS CITY SOUTHERN
 COM NEW  485170 30 2
10,955  161,083  SH
SOLE  161,083
KIMBERLY CLARK CORP
COM  494368 10 3  149
2,024  SH  SOLE  2,024
MEDTRONIC INC  COM
  585055 10 6  13,251
346,436  SH  SOLE
346,436
MOBILE TELESYSTEMS
 OJSC  SPONSORED ADR
 607409 10 9
7,083  482,477  SH
SOLE  482,477
PFIZER INC  COM
717081 10 3  18,762  867,008  SH
SOLE  867,008
SARA LEE CORP  COM
803111 10 3  22,661  1,197,751
SH  SOLE  1,197,751
SHUFFLE MASTER INC
COM  825549 10 8  8,285  706,896
 SH  SOLE  706,896
 SOUTHWESTERN ENERGY
 COM  845467 10 9  8,848  277,023
 SH  SOLE  277,023
 SYMANTEC CORP  COM
 871503 10 8  10,211
 652,487  SH
  SOLE  652,487
TYCO INTERNATIONAL LTD
  SHS  H89128 10 4  13,228
283,188  SH  SOLE
 283,188
ULTRA PETROLEUM  COM
 903914 10 9  9,762
 329,457
SH  SOLE  329,457
WD-40 CO  COM  929236 10 7
343  8,499  SH  SOLE
 8,499
YAMANA GOLD INC  COM
98462Y 10 0  20,700  1,409,140
 SH  SOLE  1,409,140